UNITED STATES               --------------------------
             SECURITIES AND EXCHANGE COMMISSION    |        OMB APPROVAL      |
                  Washington, DC 20549             |--------------------------|
                                                   |OMB Number:    3235 -0578 |
                                                   |Expires: February 28, 2006|
                                                   |Estimated average burden  |
                                                   |hours per response...20.00|
                                                    --------------------------

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-8505
                                   --------------------------------------------

                          BARON CAPITAL FUNDS TRUST
-------------------------------------------------------------------------------
                (Exact name of registrant as specified in charter)

           767 Fifth Avenue, 49th Floor, New York, NY                 10153
-------------------------------------------------------------------------------
                   (Address of Principal Executive Offices)          (Zip Code)

                         Linda S. Martinson, Esq.
c/o Baron Select Funds, 767 Fifth Avenue, 49th Floor,  New York, New York 10153
-------------------------------------------------------------------------------
                    (Name and Address of Agent for Service)

Registrant's Telephone Number, including Area Code:  212-583-2000
                                                   --------------

Date of fiscal year end:   December 31
                         --------------------

Date of reporting period:  September 30, 2005
                         --------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form-5 (Sections 239.4 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.


          POTENTIAL PERSONS WHO ARE TO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.


SEC 2455 (4-04)

ITEM 1.


BARON CAPITAL ASSET FUND
SCHEDULE OF INVESTMENTS
AS OF SEPTEMBER 30, 2005
(UNAUDITED)

                 SHARES                                                                      COST                      VALUE
-----------------------                                                           ---------------             --------------
COMMON STOCKS (100.11%)

                              ADVERTISING SERVICES (0.95%)
                      33,000  Getty Images, Inc.*                                 $       908,353             $    2,839,320

                              APPAREL (4.50%)
                     147,900  Carter's, Inc.*                                           4,110,660                  8,400,720
                     100,000  Polo Ralph Lauren Corp., Cl A                             1,644,220                  5,030,000
                                                                                  ---------------             --------------
                                                                                        5,754,880                 13,430,720

                              BUILDING MACHINERY (0.61%)
                      40,000  Tractor Supply Co.*                                       1,473,198                  1,826,000

                              BUSINESS SERVICES (3.79%)
                     150,000  ChoicePoint, Inc.*                                        2,956,376                  6,475,500
                      60,000  CoPart, Inc.*                                             1,396,402                  1,432,200
                     125,000  Gevity HR, Inc.                                           2,335,561                  3,405,000
                                                                                  ---------------             --------------
                                                                                        6,688,339                 11,312,700

                              CHEMICAL (1.94%)
                     110,000  Senomyx, Inc.*                                            1,218,590                  1,873,300
                     150,000  Symyx Technologies, Inc.*                                 2,311,411                  3,918,000
                                                                                  ---------------             --------------
                                                                                        3,530,001                  5,791,300
                              COMMUNICATIONS (1.25%)
                      50,000  American Tower Corp., Cl A*                                 511,800                  1,247,500
                      60,000  Equinix, Inc.*                                            1,765,941                  2,499,000
                                                                                  ---------------             --------------
                                                                                        2,277,741                  3,746,500

                              CONSULTING (1.18%)
                     104,000  Hewitt Associates, Inc.*                                  2,594,502                  2,837,120
                      30,000  LECG Corp.*                                                 633,273                    690,000
                                                                                  ---------------             --------------
                                                                                        3,227,775                  3,527,120

                              EDUCATION (6.85%)
                     350,000  DeVry, Inc.*                                              6,021,104                  6,667,500
                     200,000  Education Mgmt. Corp.*                                    4,041,568                  6,448,000
                      40,000  Strayer Education, Inc.                                   3,707,016                  3,780,800
                     100,000  Universal Technical Institute, Inc.*                      3,039,862                  3,561,000
                                                                                  --------------              --------------
                                                                                       16,809,550                 20,457,300

                              ENERGY SERVICES (6.84%)
                     240,000  Encore Acquisition Co.*                                   3,991,417                  9,324,000
                     125,000  FMC Technologies, Inc.*                                   2,716,987                  5,263,750
                      50,000  SEACOR Holdings, Inc.*                                    2,199,397                  3,629,000
                      50,000  Whiting Petroleum Corp.*                                  1,612,573                  2,192,000
                                                                                  ---------------             --------------
                                                                                       10,520,374                 20,408,750

                              FINANCIAL SERVICES - ASSET MANAGEMENT (3.00%)
                      40,000  BlackRock, Inc., Cl A                                     1,376,699                  3,544,800
                     120,000  Cohen & Steers, Inc.                                      1,817,911                  2,400,000
                      70,000  Eaton Vance Corp.                                         1,195,374                  1,737,400
                      28,000  GAMCO Investors, Inc. (formerly
                              Gabelli Asset Mgmt., Inc., Cl A)                            749,602                  1,283,800
                                                                                  ---------------             --------------
                                                                                        5,139,586                  8,966,000

                              FINANCIAL SERVICES - BANKING (4.60%)
                      70,000  Amegy Bancorporation, Inc.                                1,350,318                  1,584,100
                      40,000  Cathay General Bancorp                                    1,437,715                  1,418,400
                      80,000  Center Financial Corp.                                    1,793,884                  1,880,000
                     160,000  First Republic Bank                                       5,243,802                  5,636,800
                     175,000  UCBH Holdings, Inc.                                       3,619,906                  3,206,000
                                                                                  ---------------             --------------
                                                                                       13,445,625                 13,725,300

                              FINANCIAL SERVICES - BROKERAGE &
                              EXCHANGES (1.82%)
                     125,000  Jefferies Group, Inc.                                     2,912,093                  5,443,750

                              FINANCIAL SERVICES - INSURANCE (3.03%)
                     125,000  Arch Capital Group, Ltd.*                                 3,560,978                  6,198,750
                     100,000  Axis Capital Holdings, Ltd.                               2,565,940                  2,851,000
                                                                                  ---------------             --------------

                                                                                        6,126,918                  9,049,750

                              FINANCIAL SERVICES - MISCELLANEOUS (2.08%)
                      70,000  CheckFree Corp.*                                          1,571,739                  2,647,400
                     140,000  First Marblehead Corp.*                                   4,196,062                  3,556,000
                                                                                  ---------------             --------------
                                                                                        5,767,801                  6,203,400

                              GAMING SERVICES (0.66%)
                      75,000  Shuffle Master, Inc.*                                     2,136,214                  1,982,250

                              GOVERNMENT SERVICES (1.58%)
                     110,000  Anteon Intl. Corp.*                                       3,313,349                  4,703,600

                              HEALTHCARE FACILITIES (6.63%)
                     200,000  Community Health Systems, Inc.*                           5,082,746                  7,762,000
                     130,000  Manor Care, Inc.                                          1,533,227                  4,993,300
                     180,000  United Surgical Partners Intl., Inc.*                     2,639,999                  7,039,800
                                                                                  ---------------             --------------
                                                                                        9,255,972                 19,795,100

                              HEALTHCARE PRODUCTS (3.00%)
                     120,000  DepoMed, Inc.*                                              697,642                    777,600
                     150,000  Edwards Lifesciences Corp.*                               4,600,769                  6,661,500
                      20,000  INAMED Corp.*                                               949,685                  1,513,600
                                                                                  ---------------             --------------
                                                                                        6,248,096                  8,952,700

                              HEALTHCARE SERVICES (3.36%)
                      85,000  Charles River Laboratories Intl., Inc.*                   2,504,752                  3,707,700
                      50,000  Gen-Probe, Inc.*                                          2,280,377                  2,472,500
                     120,000  Odyssey Healthcare, Inc.*                                 1,722,155                  2,036,400
                      60,000  PRA International*                                        1,440,293                  1,818,600
                                                                                  ---------------             --------------
                                                                                        7,947,577                 10,035,200

                              HEALTHCARE SERVICES - INSURANCE (3.36%)
                     290,000  AMERIGROUP Corp.*                                         6,350,362                  5,544,800
                     179,800  Centene Corp.*                                            1,615,038                  4,500,394
                                                                                  ---------------             --------------
                                                                                        7,965,400                 10,045,194

                              HOME BUILDING (0.94%)
                      35,000  Beazer Homes USA, Inc.                                    1,472,402                  2,053,450
                      15,000  Hovnanian Enterprises, Inc.*                                608,559                    768,000
                                                                                  ---------------             --------------
                                                                                        2,080,961                  2,821,450

                              HOTELS AND LODGING (2.96%)
                      70,000  Choice Hotels Intl., Inc.                                   954,237                  4,524,800
                      75,000  Four Seasons Hotels, Inc.                                 2,350,235                  4,305,000
                                                                                  ---------------             --------------
                                                                                        3,304,472                  8,829,800

                              MEDIA (1.10%)
                      60,000  Gray Television, Inc.                                       495,000                    635,400
                      60,000  LIN TV Corp., Cl A*                                       1,267,505                    837,000
                      25,000  Radio One, Inc., Cl A*                                      538,472                    328,875
                      50,000  Radio One, Inc., Cl D*                                      376,465                    657,500
                      62,000  Saga Comm., Inc., Cl A*                                     752,370                    824,600
                                                                                  ---------------             --------------
                                                                                        3,429,812                  3,283,375

                              REAL ESTATE SERVICES (4.52%)
                       5,000  Alexander's, Inc.*                                          360,140                  1,350,000
                     125,000  CB Richard Ellis Group, Inc.*                             2,416,019                  6,150,000
                      80,000  CoStar Group, Inc.*                                       3,342,729                  3,737,600
                     200,000  Spirit Finance Corp.*                                     2,329,791                  2,250,000
                                                                                  ---------------             --------------
                                                                                        8,448,679                 13,487,600

                              RECREATION AND RESORTS (11.37%)
                     180,000  Ameristar Casinos, Inc.                                   3,158,331                  3,751,200
                      60,000  Gaylord Entertainment Co.*                                1,749,591                  2,859,000
                     160,000  Isle of Capri Casinos, Inc.*                              3,202,653                  3,420,800
                     150,000  Kerzner Intl., Ltd.*                                      3,080,175                  8,332,500
                     150,000  Vail Resorts, Inc.*                                       2,560,574                  4,312,500
                     250,000  Wynn Resorts, Ltd.*                                       3,249,047                 11,287,500
                                                                                  ---------------             --------------
                                                                                       17,000,371                 33,963,500

                              RESTAURANTS (5.87%)
                     125,000  California Pizza Kitchen, Inc.*                           3,398,992                  3,655,000
                      60,000  Panera Bread Co., Cl A*                                   2,120,751                  3,070,800
                      85,000  P.F. Chang's China Bistro, Inc.*                          4,062,638                  3,810,550
                      50,000  Red Robin Gourmet Burgers, Inc.*                          2,653,863                  2,292,000
                     150,000  The Cheesecake Factory, Inc.*                             3,318,292                  4,686,000
                                                                                  ---------------             --------------
                                                                                       15,554,536                 17,514,350

                              RETAIL - SPECIALTY STORES (6.44%)
                     125,000  Blue Nile, Inc.*                                          3,935,479                  3,955,000
                     150,000  Cabela's, Inc.*                                           3,716,326                  2,755,500
                     160,000  CarMax, Inc.*                                             3,439,405                  5,003,200
                     120,000  Dick's Sporting Goods, Inc.*                              4,163,832                  3,613,200
                      61,000  PETCO Animal Supplies, Inc.*                              1,130,994                  1,290,760
                     130,000  Select Comfort Corp.*                                     2,936,402                  2,597,400
                                                                                  ---------------             --------------
                                                                                       19,322,438                 19,215,060

                              SOFTWARE (0.82%)
                      55,000  Kronos, Inc.*                                               969,752                  2,455,200

                              TRANSPORTATION (3.43%)
                     125,000  Genesee & Wyoming, Inc.*                                  2,983,886                  3,962,500
                      60,000  Landstar System, Inc.*                                    1,452,669                  2,401,800
                      50,000  UTI Worldwide, Inc.                                       3,525,666                  3,885,000
                                                                                  ---------------             --------------
                                                                                        7,962,221                 10,249,300

                              UTILITY SERVICES (1.63%)
                      50,000  ITC Holdings Corp.                                        1,353,848                  1,449,000
                     132,300  Southern Union Co.*                                       1,678,941                  3,409,371
                                                                                  ---------------             --------------
                                                                                        3,032,789                  4,858,371
                                                                                  ---------------             --------------

TOTAL COMMON STOCKS
                                                                                      202,554,873                298,919,960
                                                                                  ---------------             --------------

TOTAL INVESTMENTS (100.11%)                                                       $   202,554,873**              298,919,960
                                                                                  ===============             --------------

LIABILITIES LESS
  CASH AND OTHER ASSETS (-0.11%)                                                                                    (329,814)
                                                                                                              --------------

NET ASSETS (100.00%)                                                                                          $  298,590,146
                                                                                                              ==============

NET ASSET VALUE PER SHARE

INSURANCE SHARES:

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (BASED ON NET ASSETS OF
$293,760,812 AND 10,977,834 SHARES OUTSTANDING)                                                                       $26.76
                                                                                                                      ======

RETIREMENT SHARES:

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (BASED ON NET ASSETS OF
$4,829,334 AND 178,326 SHARES OUTSTANDING)                                                                            $27.08
                                                                                                                      ======

         -----------------------------------------------------------------------

         % Represents percentage of net assets
         * Non-income producing securities

          ** For Federal income tax purposes the cost basis is $203,280,371. Aggregate unrealized appreciation and depreciation of investments are $101,976,611 and $6,337,022, respectively.

          SECURITY VALUATION. Portfolio securities traded on any national stock exchange are valued based on the last sale price. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. Securities traded in foreign markets are valued using prices reported by local foreign markets and translated into U.S. dollars using the mean of the bid and offer prices of such currencies at the time the net asset value is determined. Where market quotations are not readily available, or in the Adviser's judgment, they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the securities will be valued by the Adviser using procedures established by the Board of Trustees. The Adviser has a fair valuation committee comprised of senior executives and members of the Board. Factors the committee uses include whether the security is thinly traded, transactions are infrequent, or quotations are genuine.

          There can be no assurance, however, that a fair valuation used by the Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. Debt instruments having a remaining maturity greater than sixty days will be valued at the highest bid price from the dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved by the Board of Trustees. Money market instruments held by the Funds with a remaining maturity of sixty days or less are valued at amortized cost, which approximates value.

          For additional information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Annual or Semi-Annual shareholder report filed on the Securities and Exchange Commission's website, www.sec.gov.

Item 2. Controls and Procedures.

      (a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

     (a) Separate certifications for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                  Baron Capital Funds Trust




                                  By: /s/Ronald Baron
                                     ------------------------------------------
                                         Ronald Baron
                                         President and Chief Executive Officer

                                  Date:  November 23, 2005




     Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.




                                  By: /s/Ronald Baron
                                     ------------------------------------------
                                         Ronald Baron
                                         President and Chief Executive Officer



                                  By: /s/ Peggy Wong
                                     ------------------------------------------
                                          Peggy Wong
                                          Treasurer and Chief Financial Officer

                                  Date:   November 23, 2005